Costs (Tables)	12 Months Ended
Dec. 31, 2020
Costs
Schedule of information about purchase, services and other charges

(€ million)	2020	2019	2018
Production costs - raw, ancillary and consumable materials and goods	21,432	36,272	41,125
Production costs - services	9,710	11,589	10,625
Lease expense and other	876	1,478	1,820
Net provisions for contingencies	349	858	1,120
Other expenses	1,317	879	1,130
	33,684	51,076	55,820
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(128)	(197)	(192)
- capitalized direct costs associated with self-constructed assets - intangible assets	(5)	(5)	(6)
	33,551	50,874	55,622

Schedule of information about payroll and related costs

Payroll and related costs

(€ million)	2020	2019	2018
Wages and salaries	2,193	2,417	2,409
Social security contributions	458	449	448
Cost related to employee benefit plans	102	85	220
Other costs	239	213	170
	2,992	3,164	3,247
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(118)	(152)	(142)
- capitalized direct costs associated with self-constructed assets - intangible assets	(11)	(16)	(12)
	2,863	2,996	3,093

Schedule of information about average number of employees

The Group average number and breakdown of employees by category is reported below:

	2020		2019		2018
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	993	17	1,014	16	999	17
Junior managers	9,280	73	9,267	77	9,095	84
Employees	15,995	349	15,945	361	16,220	361
Workers	4,780	287	4,910	287	5,259	283
	31,048	726	31,136	741	31,573	745

Schedule of information about compensation of key management personnel

(€ million)	2020	2019	2018
Wages and salaries	30	28	27
Post-employment benefits	2	2	2
Other long-term benefits	12	12	10
Indemnities upon termination of employment	21	12
	65	54	39